Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Fair Value Measurements

NOTE 3 FAIR VALUE MEASUREMENTS

As of December 31, 2012 and 2011, TDS did not have any financial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP. However, TDS has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	Level within the Fair Value Hierarchy	December 31, 2012		December 31, 2011
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$740,481	$740,481	$563,275	$563,275
Short-term investments (1)(2)
Certificates of deposit	1	-	-	27,444	27,444
Government-backed securities (3)	1	115,700	115,700	218,829	218,829
Long-term investments (1)(4)
Government-backed securities (3)	1	50,305	50,339	45,138	45,310
Long-term debt (5)
Retail	1	1,178,250	1,238,204	983,250	1,043,549
Institutional and other	2	538,657	589,435	542,398	543,309

(1)	Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

(2)	Maturities are less than twelve months from the respective balance sheet dates.

(3)	Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.

(4)	Maturities range between 14 and 23 months from the balance sheet date.

(5)	Excludes capital lease obligations and current portion of Long-term debt.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. The fair values of Long-term investments were estimated using quoted market prices for the individual issuances. The fair value of Long-term debt, excluding capital lease obligations and the current portion of such Long-term debt, was estimated using market prices for TDS' 7.0% Senior Notes, 6.875% Senior Notes, 6.625% Senior Notes and 5.875% Senior Notes, and U.S. Cellular's 6.95% Senior Notes at December 31, 2012, and TDS' 7.0% Senior Notes, 6.875% Senior Notes and 6.625% Senior Notes, and U.S. Cellular's 6.95% Senior Notes at December 31, 2011. TDS' institutional debt is traded over the counter; therefore TDS estimated the fair value of its institutional and other debt through a discounted cash flow analysis using the interest rates or estimated yield to maturity for each borrowing, which ranged from 0.0% to 6.09% at December 31, 2012 and 0.00% to 6.85% at December 31, 2011.